Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	42
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$185,069,554.77	0.8477762	$171,648,109.80	0.7862946	$13,421,444.97
Total Securities	$185,069,554.77	0.1580035	$171,648,109.80	0.1465450	$13,421,444.97

Weighted Avg. Coupon (WAC)	4.66%		4.67%
Weighted Avg. Remaining Maturity (WARM)	23.78		22.93
Pool Receivables Balance	$215,552,491.03		$201,756,543.87
Remaining Number of Receivables	31,420		30,697

Adjusted Pool Balance	$211,186,608.67		$197,765,163.70

III. COLLECTIONS

Principal:
Principal Collections	$13,545,583.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$213,517.30
Total Principal Collections	$13,759,101.09

Interest:
Interest Collections	$828,081.64
Late Fees & Other Charges	$29,491.19
Interest on Repurchase Principal	$-
Total Interest Collections	$857,572.83

Collection Account Interest	$650.42
Reserve Account Interest	$333.85
Servicer Advances	$-

Total Collections	$14,617,658.19

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	42
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$14,617,658.19
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$14,617,658.19
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$179,627.08	$-	$179,627.08	$179,627.08
Collection Account Interest					$650.42
Late Fees & Other Charges					$29,491.19
Total due to Servicer					$209,768.69

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$251,386.15		$251,386.15

Total interest:		$251,386.15		$251,386.15	$251,386.15

Available Funds Remaining:					$14,156,503.35

3. Principal Distribution Amount:					$13,421,444.97

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,421,444.97
Class A Notes Total:		13,421,444.97		$13,421,444.97
Total Noteholders Principal				$13,421,444.97

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					735,058.38

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,365,882.36
Beginning Period Amount	$4,365,882.36
Current Period Amortization	$374,502.19
Ending Period Required Amount	$3,991,380.17
Ending Period Amount	$3,991,380.17
Next Distribution Date Required Amount	$3,634,769.18

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		12.37%	13.21%	13.21%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	42
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.64%	30,279	98.04%	$197,801,206.53
30 - 60 Days	1.09%	335	1.59%	$3,206,581.92
61 - 90 Days	0.22%	69	0.30%	$605,059.64
91 + Days	0.05%	14	0.07%	$143,695.78
		30,697		$201,756,543.87
Total
Delinquent Receivables 61 + days past due	0.27%	83	0.37%	$748,755.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.37%	116	0.51%	$1,109,224.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	121	0.52%	$1,207,777.70
Three-Month Average Delinquency Ratio	0.34%		0.47%

Repossession in Current Period		21		$205,410.16
Repossession Inventory		37		$111,064.63

Charge-Offs
Gross Principal of Charge-Off for Current Period				$250,363.37
Recoveries				$(213,517.30)
Net Charge-offs for Current Period				$36,846.07

Beginning Pool Balance for Current Period				$215,552,491.03

Net Loss Ratio				0.21%
Net Loss Ratio for 1st Preceding Collection Period				0.43%
Net Loss Ratio for 2nd Preceding Collection Period				0.32%
Three-Month Average Net Loss Ratio for Current Period				0.32%

Cumulative Net Losses for All Periods				$8,624,749.47
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$576,775.33
Number of Extensions				61

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

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